Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total income	£ 13,600	£ 13,730	[1]	£ 14,202	[1]
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	13,600	13,730		14,202
United Kingdom [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	4,532	3,844		3,856
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	4,532	3,844		3,856
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	1,434	1,663		2,078
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	6,936	7,443		7,278
Africa and middle east [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	142	251		419
Asia [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	556	529		571
United States [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	£ 6,676	£ 6,871		£ 6,876

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.